Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER INCOME (EXPENSE)
Total other income, net	$ 336,576	$ 197,290	$ 289,126
NET INCOME	915,422	2,892,480	4,109,724
COMPREHENSIVE INCOME	946,510	2,469,656	4,303,512
Parent Company [Member]
OTHER INCOME (EXPENSE)
Equity income of subsidiaries	915,422	2,892,480	4,109,724
Total other income, net	915,422	2,892,480	4,109,724
NET INCOME	915,422	2,892,480	4,109,724
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	131,166	(409,559)	194,958
COMPREHENSIVE INCOME	$ 1,046,588	$ 2,482,921	$ 4,304,682